Note 16 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Abstract
Table of Deferred Income Tax Assets and Liabilities
		Changes recognized in					As of December 31, 2018
Account	As of December 31, 2017	Consolidated statement of profit or loss	Consolidated statement of comprehensive income	Impact of IFRS 9 adoption (see Note 2.3)	Deconsolidation of VWFS (see Note 43)		Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	643,425	275,243		310,889	(24,261)		1,205,296
Provisions	690,403	(193,637)			(2,900)		493,866
Loan Commissions	290,029	(102,436)					187,593
Expenses capitalized for tax purpose	(317,596)	(81,128)						(398,724)
Property and equipment	(3,044,879)	(436,352)			(234)			(3,481,465)
Investments in debt securities and equity instruments	(176,944)	215,426	66,891				105,373
Derivatives	16,538	(5,337)					11,201
Others	(329)	902			208		781
Balance	(1,899,353)	(327,319)	66,891	310,889	(27,187)		2,004,110	(3,880,189)
						Offsetting	(2,004,110)	2,004,110
						Net		(1,876,079)

		Changes recognized in			As of December 31, 2017
Account	As of January 1, 2017	Consolidated statement of profit or loss	Consolidated statement of comprehensive income		Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	390,334	253,091			643,425
Provisions	837,500	(147,097)			690,403
Loan Commissions	396,422	(106,393)			290,029
Expenses capitalized for tax purpose	(442,689)	125,093				(317,596)
Property and equipment	(3,666,714)	621,835				(3,044,879)
Investments in debt securities and equity instruments	(118,493)	(123,033)	64,582			(176,944)
Derivatives	22,005	(5,467)			16,538
Others	2,009	(2,338)				(329)
Balance	(2,579,626)	615,691	64,582		1,640,395	(3,539,748)
				Offsetting	(1,609,311)	1,609,311
				Net	31,084	(1,930,437)

Table of Income Tax Expense
	December 31, 2018	December 31, 2017
Current Tax	5,395,932	3,396,542
Deferred Tax	354,506	(615,691)
Inflation adjustment (see Note 16.5)	(1,414,068)	(2,058,359)
Income tax expense	4,336,370	722,492

Table of Reconciliation of Effective Tax Rate
	December 31, 2018	December 31, 2017
Profit before income tax	2,766,667	2,582,003
Income tax rate	30%	35%
Subtotal	830,000	903,701
Tax -exempt income	(196,353)	(258,649)
Non-deductible expenses	69,985	35,907
Change in tax rate (see Note 16.4)	(288,426)	(882,320)
Other	(17,623)	(27,438)
Net monetary inflation adjustment	5,352,855	3,009,650
Subtotal	5,750,438	2,780,851
Inflation adjustment (see Note 16.5)	(1,414,068)	(2,058,359)
Income tax expense	4,336,370	722,492
Effective tax rate	157%	28%